SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended
Mar. 31, 2013
Summary Of Significant Accounting Policies [Abstract]
Components of Antidilutive Securities

The following chart lists the securities as of March 31, 2013 and 2012, that were not included in the computation of diluted net loss per share because their effect would have been antidilutive:

	Common Shares
	March 31, 2013 Unaudited	March 31, 2012 Unaudited
Options to purchase common stock	9,577,958	8,073,458
Warrants to purchase common stock	7,089,839	7,829,065
Convertible promissory notes	3,335,367	13,464,939
Convertible preferred stock in AbTech	6,563,943	6,563,943
	26,567,107	35,931,405